Leases - Lease Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 7,773
2023	8,623
2024	8,274
2025	6,844
2026	6,887
Thereafter	22,455
Total minimum lease payments	60,856
Less: imputed interest	(18,204)
Present value of operating lease liabilities	$ 42,652